Marketable debt securities (Details 1)	12 Months Ended
Dec. 31, 2022
Indexers Domestic [Member]
IfrsStatementLineItems [Line Items]
Treasury Bills	100% to 112% of CDI
Treasury Bills	100% of IPCA
Treasury Bills	Pre fixed: 4.26% to 14.35%
Real estate credit notes - LCI	86% to 105.8% of CDI
Real estate credit notes - LCI	Pre fixed: 3.90% of 14.36%
Real estate credit notes - LCI	1.5% to 1.7% of IPCA
Real estate credit notes - LCI	100% of TR
Agribusiness credit notes - LCA	70% to 104% of CDI
Agribusiness Credit Notes Lca Selic	5.37% to 14.07% of SELIC
Guaranteed Real Estate Credit Notes - LIG	6% to 106% of CDI
Guaranteed Real Estate Credit Notes LigIpca	95% to 108.5% of IPCA
Indexers Abroad [Member]
IfrsStatementLineItems [Line Items]
Eurobonds	0% a 9%
Eurobonds	CDI+6,4%